Note 17 - Related Parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Parties

Note 17. Related Parties

Set out in the table below are the related parties with which Opera had transactions or outstanding balances in the periods included in these consolidated financial statements:

Related parties	Nature of related party relationship (1)
Beijing OFY Co., Ltd.	Entity over which Opera’s chairman and chief executive officer had control.
Keeneyes Future Holding Inc.	Entity controlled by Opera’s chairman and chief executive officer.
Kunlun Tech Co., Ltd., and its subsidiaries (“Kunlun”)	Kunlun is controlled by Opera’s chairman and chief executive officer, and it is the parent of Opera.
nHorizon Infinite (Beijing) Software Ltd. (“nHorizon Infinite”)	Entity over which Opera had joint control.
OPay Ltd., and its subsidiaries (“OPay”)	Opera’s chairman and chief executive officer has significant influence over OPay and he is a member of its key management personnel.
Qifei International Development Co., Ltd.	Entity which had significant influence over Opera.
Verda Ventures, LLC	Entity over which Opera has significant influence.
Wisdom Connection III Holding Inc.	Entity controlled by a member of the key management personnel of Opera’s majority shareholder, who also was a director of Opera.

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(1)
The table describes the nature of the related party relationships at the time Opera had transactions with the entities.

Transactions with Related Parties

In April 2022, Opera sold its 19.4% ownership interest in Star X to Kunlun for a fixed consideration of $83.5 million, plus a simple annual interest of 3.5% accruing on the agreed deferred settlement. An initial $28.4 million installment was received in 2022. In mid-2023, as Opera declared the first semi-annual dividend of $0.40 per share under the recurring cash dividend program adopted at the same time (see Note 16), the dividends payable on the ordinary shares held by Kunlun, totaling $25.1 million, were offset against Opera’s Star X receivable. As Opera declared its second and third semi-annual dividends, each of $0.40 per share, the offsets against the Star X receivable was another $25.1 million in January 2024 and a final $7.8 million in July 2024, after which the receivable was fully settled. See Note 12 for additional information.

In October 2022, Opera repurchased the current equivalent of 23,375,000 ordinary shares for $128.6 million from its pre-IPO shareholder Qifei International Development Co. Ltd., a subsidiary of 360 Security Technology Inc., which is no longer a shareholder in Opera as a result.

In January 2023, Opera sold a portfolio of marketable securities to Kunlun and Keeneyes Future Holding. Opera had acquired the securities as part of its investment program, which was terminated after the sale transaction (see Note 16). The transaction price was determined as the daily average closing price for the shares over the 15 trading days preceding the sale transaction. The receivables, totaling $59.0 million, were settled by offsetting equal amounts of dividends payable to Kunlun and Keeneyes Future Holding following the special dividend declared in the same month (see Note 16).

In January 2023, Opera entered into a strategic cooperation agreement with nHorizon Infinite under which nHorizon Infinite sources advertising inventory from supply-side platforms and publishers for Opera to sell to its customers. nHorizon Infinite is entitled to 30% of the net revenue Opera generates from the sale of the inventory. At the time the agreement was entered into, nHorizon Infinite was classified as a joint venture, but later in 2023 the arrangement establishing joint control was terminated. The table below showing the amount of transactions with related parties include the income and expenses from transactions with nHorizon Infinite during the period it was a joint venture.

In May 2024, Opera entered into an agreement with Kunlun to provide it with on-demand cloud computing resources when excess capacity allows in exchange for fixed monthly fees per instance (server) used. Total revenue recognized in 2024 from this arrangement was $0.7 million.

In July 2024, Opera entered into subscription and capital commitment agreements with a venture fund operated by Verda Ventures, as described in Note 11. The fund operated by Verda Ventures is classified as an associate and accounted for in accordance with the equity method as Opera has significant influence over the entity.

Kunlun has enrolled certain employees of Opera in its share incentive plan under which these employees have received options issued by Kunlun as compensation for services they provide to Opera. Opera does not have any obligation to settle the awards granted by Kunlun and these awards do not lead to dilution for Opera shareholders because the employees receive shares in Kunlun when the awards are exercised. Opera accounts for the fair value of the awards as a personnel expense over the vesting period with a corresponding increase in equity, effectively as an equity contribution from Kunlun. See Note 4 for additional details on Kunlun’s share incentive plan.

Opera acquires various services from Kunlun on a continuous basis, including a lease of office property in Beijing, China, and engineering services. Certain costs Opera incurs due to being a subsidiary of Kunlun are reimbursed by Kunlun.

The following table summarizes the amounts of transactions with related parties by type of transaction (in thousands):

	Year ended December 31,
	2022	2023	2024
Beijing OFY:
Sale of goods and services	$256	$—	$—
Keeneyes Future Holding:
Sale of marketable securities	$—	$7,800	$—
Kunlun:
Sale of goods and services	$1,055	$926	$744
Purchases of goods and services	$(5,737)	$(1,361)	$(615)
Share-based compensation	$(1,865)	$(6,450)	$(2,872)
Sale of shares in Star X	$83,468	$—	$—
Interest income on receivable from sale of Star X	$1,285	$1,556	$165
Sale of marketable securities	$—	$51,208	$—
nHorizon Infinite:
Sale of goods and services	$543	$42	$—
Purchases of goods and services	$(1,777)	$(2,448)	$—
Qifei International Development Co.:
Repurchase of shares	$(128,563)	$—	$—
Verda Ventures:
Investment in units	$—	$—	$1,250

See Note 4 for details on compensation to key management personnel.

Balances with Related Parties

The table below shows outstanding balances with related parties (in thousands):

	As of December 31, 2023		As of December 31, 2024
	Receivables	Payables	Receivables	Payables
Kunlun	$34,098	$372	$233	$24
OPay	589	111	479	—
Wisdom Connection III Holding	500	—	—	—
Total	$35,187	$483	$713	$24

The receivable due from Wisdom Connection III Holding, which arose in 2019 from a sale of shares in OPay, was paid in 2024.

As of December 31, 2024, Opera had recognized loss provisions for receivables due from related parties of $0.1 million (2023: $0.3 million).